Derivatives (Details) - Schedule of Derivatives on the Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Successor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain (loss) on unsettled derivatives	$ 177,970		$ (1,682,123)
Total gain (loss) on settled derivatives	(261,448)		(398,602)
Net gain (loss) on derivatives	$ (83,478)		$ (2,080,725)
Predecessor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain (loss) on unsettled derivatives		$ 477,674		$ 1,061,698
Total gain (loss) on settled derivatives		(131,665)		(298,655)
Net gain (loss) on derivatives		$ 346,009		$ 763,043